5. Mineral property interests (Tables)	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Capitalized mineral property acquisition costs
	March 31, 2016	December 31, 2015
Ann Mason Project (a)	$39,323	$36,853
Other (b)	918	861
	$40,241	$37,714